INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES
Schedule of component of inventories

	At December 31
	2009	2010	2011
	$	$	$

Raw materials	11,099,173	20,245,059	27,629,870
Work in progress	22,649,446	32,752,761	16,294,428
Finished goods	47,405,140	26,128,246	169,620,871
Goods delivered under installment sales	—	—	36,233,560
Total	81,153,759	79,126,066	249,778,729